Statements Of Consolidated Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net income (loss)	$ (19,890,272)	$ (20,451,080)
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Stock-based compensation expense	820,379	736,186
Amortization of intangible assets	126,963	128,256
Loss on investments	0	7,070,841
Advertising expense paid with common stock	701,650	0
Acquisition consideration paid in common stock	0	5,800,000
Common stock issued in connection with financing	20,003	0
Change in the fair value of derivatives	3,676,649	0
Depreciation	1,542	779
Impairment of goodwill and long lived assets	7,962,694	0
Amortization of debt discount	2,293,858	4,434,751
Changes in operating assets and liabilities
(Increase)/decrease in prepaid expenses and deposit	1,782,873	(1,869,283)
HST Receivable	28,381	0
Accrued interest	54,542	27,630
Mortgages payable	0	(500,435)
Accounts payable/loan payable related party	223,016	145,291
Accrued expense related party	150,381	456,356
Accounts payable and accrued expense	1,483,767	225,937
Net cash provided by (used for) operating activities	(563,573)	(3,794,771)
Cash Flows From Investing Activities:
Purchase of fixed assets	0	(4,774)
Changes in intangible assets	0	0
Capitalized mortgage interest and changes in construction in progress	0	(42,163)
Net cash provided by (used for) investing activities	0	(46,937)
Cash Flows From Financing Activities:
Proceeds from the sale of preferred stock	0	475,000
Proceeds from convertible loans, net of repayments	848,000	1,550,000
Proceeds from loans, net of repayment	11,973	1,050,000
Purchase of treasury shares	0	(98,955)
Proceeds (repayment of related party loans), net	(35,400)	290,400
Net cash provided by (used for) financing activities	824,573	3,266,445
Effect of exchange rates on cash and cash equivalents	72,422	112,692
Net Increase (Decrease) In Cash	261,000	(575,263)
Cash At The Beginning Of The Period	1,547	464,118
Cash At The End Of The Period	334,969	1,547
Supplemental disclosure of cash flow information:
Cash paid for interest	0	66,016
Cash paid for income taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued for advertising expense	554,000	0
Common stock issued related to investment in Great Northern Cannabis	2,478,422	11,264,438
Common stock issued to convert convertible notes and accrued interest into equity	$ 306,750	$ 2,202,213